Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

9. Intangible assets

The following table presents details of amortizable intangible assets and related accumulated amortization:

	As of December 31, 2011

	Gross	Accumulated amortization	Net

Lease premiums	$67,882	$(38,204)	$29,677

	As of December 31, 2012

	Gross	Accumulated amortization	Net

Lease premiums	$54,945	$(36,845)	$18,100

Lease premiums that are fully amortized are removed from the gross and accumulated amortization column in the table above. The following table presents the changes to amortizable intangible assets during the periods indicated:

	Year ending December 31,
	2011	2012
Net carrying value at beginning of period	$58,637	$29,677
Discontinued operations	(12,412)	-
Amortization	(15,375)	(11,577)
Impairment (Note 22)	(1,173)	-
Net carrying value at end of period	$29,677	$18,100

Future amortization of the intangible assets over the terms of their useful lives is as follows:

Amortization of intangible assets
2013	$ 8,431
2014	6,137
2015	3,108
2016	424
2017	-
Thereafter	-
$ 18,100

The remaining weighted average amortization period for the amortizable intangible assets is 29 months (2011: 37 months). Please refer to Note 22 for the impairment analysis of intangible assets.